Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020 [1]
Assets
Cash and cash equivalents	$ 19,292	$ 4,297
Trade and other receivables	1,056,023	597,873
Inventoried supplies	24,402	8,761
Current taxes recoverable	6,080	7,606
Prepaid expenses	54,518	29,904
Assets held for sale	1,943	4,331
Current assets	1,162,258	652,772
Property and equipment	2,331,874	1,074,428
Right-of-use assets	398,533	337,285
Intangible assets	1,792,921	1,747,663
Other assets	37,842	23,899
Deferred tax assets	29,695	11,207
Non-current assets	4,590,865	3,194,482
Total assets	5,753,123	3,847,254
Liabilities
Trade and other payables	861,362	468,238
Current taxes payable	16,250	33,220
Provisions	39,012	17,452
Other financial liabilities	10,566	4,031
Long-term debt	363,586	42,997
Lease liabilities	115,344	88,522
Current liabilities	1,406,120	654,460
Long-term debt	1,244,508	829,547
Lease liabilities	313,862	267,464
Employee benefits	68,037	15,502
Provisions	83,630	36,803
Other financial liabilities	8,033	22,699
Deferred tax liabilities	408,622	232,167
Non-current liabilities	2,126,692	1,404,182
Total liabilities	3,532,812	2,058,642
Equity
Share capital	1,133,181	1,120,049
Contributed surplus	39,150	19,783
Accumulated other comprehensive income	(144,665)	(154,723)
Retained earnings	1,192,645	803,503
Equity attributable to owners of the Company	2,220,311	1,788,612
Total liabilities and equity	$ 5,753,123	$ 3,847,254

[1]	Recasted for change in accounting policy (see note 10)